Redeemable Convertible Preferred Stock - Narrative (Detail) - USD ($)	5 Months Ended	12 Months Ended
	Aug. 31, 2015	Jan. 31, 2018	Jul. 31, 2018	Jan. 31, 2017	Apr. 30, 2015	Mar. 31, 2015
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		100,603,444	0	100,603,444	100,603,444	84,367,215
Preferred Stock voting Percentage		65.00%
Preferred stock dividend paid or declared		$ 0
Preferred stock conversion ratio		1.50%
Liquidation Preference of Preferred stock		Preferred Stock has received an amount equal to 1.5 times original issue price for each share held, as well as all declared and unpaid dividends, starting with holders of Series F, followed by Series E, followed by Series D, followed by Series C, followed by Series B-1,followed by Series B, followed by Series A-1, followed by Series A.
Preferred stock Redemption date		Apr. 30, 2020
Common stock value		$ 4,000	$ 16,000	$ 3,000
Series F preferred stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		16,236,232
Shares issued	15,884,865
Total cash proceeds from issuance of preferred stock	$ 303,300,000
Series C preferred stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		12,875,817
Preference share outstanding voting percent		65.00%
Series D preferred stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		12,295,308
Preference share outstanding voting percent		65.00%
Series D preferred stock | Underwritten Public Offering
Temporary Equity [Line Items]
Common stock value, per share		$ 6.9589
Common stock value		$ 40,000,000
Series E and Series F preferred stock | Underwritten Public Offering
Temporary Equity [Line Items]
Common stock value		$ 100,000,000
Series A, Series A-1, Series B, Series B-1, and Series C, preferred stock | Underwritten Public Offering
Temporary Equity [Line Items]
Common stock value, per share		$ 4.41
Common stock value		$ 40,000,000